Other information about investments (Details 1) - EUR (€)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Share Capital		€ 4,005,000,000	€ 4,005,000,000
Italy [Member] | Exploration & Production [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Angola SpA
Registered office		San Donato Milanese (MI)
Country of operation		Angola
Share Capital		€ 20,200,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mediterranea Idrocarburi SpA
Registered office		Gela (CL)
Country of operation		Italy
Share Capital		€ 5,200,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mozambico SpA
Registered office		San Donato Milanese (MI)
Country of operation		Mozambique
Share Capital		€ 200,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Timor Leste SpA
Registered office		San Donato Milanese (MI)
Country of operation		East Timor
Share Capital		€ 6,841,517
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni West Africa SpA
Registered office		San Donato Milanese (MI)
Country of operation		Angola
Share Capital		€ 10,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Zubair SpA (in liquidation)
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share Capital		€ 120,000
Shareholders		Eni SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Co.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		EniProgetti SpA (former Tecnomare - Societa per lo Sviluppo delle Tecnologie Marine SpA)
Registered office		Venezia Marghera (VE)
Country of operation		Italy
Share Capital		€ 2,064,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Floaters SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share Capital		€ 200,120,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Ieoc SpA
Registered office		San Donato Milanese (MI)
Country of operation		Egypt
Share Capital		€ 18,331,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Societa Petrolifera
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share Capital		€ 24,103,200
% Equity ratio		99.96%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Exploration & Production [Member] | Subsidiaries Ten [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		99.96%
Italy [Member] | Exploration & Production [Member] | Subsidiaries Ten [Member] | Other Related Parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		0.04%

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value